Trade payables	12 Months Ended
Dec. 31, 2017
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Trade payables
39	Trade payables

Ageing analysis of trade payables based on transaction date is set out below:

	2017	2016
	RMB million	RMB million
Within 1 month	465	612
More than 1 month but less than 3 months	533	529
More than 3 months but less than 6 months	497	484
More than 6 months but less than 1 year	443	173
More than 1 year	187	105

	2,125	1,903

As at December 31, 2017, the fair value of trade payables approximate their carrying amount.

The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2017	2016
	RMB million	RMB million
Renminbi	1,832	1,809
USD	209	85
Others	84	9

	2,125	1,903